GOODWILL AND INTANGIBLE ASSETS (Schedule of Impairment Loss) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($)
Disclosure of detailed information about intangible assets [line items]
Total impairment loss	$ 26,932
Primus Corp [Member]
Disclosure of detailed information about intangible assets [line items]
Total impairment loss	12,424
Trinity Biotech Manufacturing Limited [Member]
Disclosure of detailed information about intangible assets [line items]
Total impairment loss	7,837
Clark Laboratories Inc [Member]
Disclosure of detailed information about intangible assets [line items]
Total impairment loss	3,377
Trinity Biotech Do Brasil [Member]
Disclosure of detailed information about intangible assets [line items]
Total impairment loss	2,785
Biopool US Inc [Member]
Disclosure of detailed information about intangible assets [line items]
Total impairment loss	509
Phoenix Bio-tech Corp [Member]
Disclosure of detailed information about intangible assets [line items]
Total impairment loss